(Columbia Variable Portfolio - Select Large Cap Growth Fund) |
COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Select Large Cap Growth Fund
(the "Fund")

Supplement dated July 16, 2012 to
the Fund's prospectus dated May 1, 2012, as supplemented

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund's prospectus is revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus entitled "Columbia Variable Portfolio – Select Large Cap Growth Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Select Large Cap Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[2]	1.33%	1.33%
Total annual Fund operating expenses		2.10%	2.35%
Fee waivers and/or reimbursements	[3]	(1.31%)	(1.31%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Expense Example (Columbia Variable Portfolio - Select Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	531	1,008	2,327
Class 2 Shares	106	608	1,136	2,585

(Columbia Variable Portfolio - Small Company Growth Fund) |
COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Small Company Growth Fund
(the "Fund")

Supplement dated July 16, 2012 to
the Fund's prospectus dated May 1, 2012

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund's prospectus is revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus entitled "Columbia Variable Portfolio – Small Company Growth Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Small Company Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[2]	0.34%	0.34%
Total annual Fund operating expenses		1.21%	1.46%
Fee waivers and/or reimbursements	[3]	(0.23%)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.98%	1.23%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.98% for Class 1 and 1.23% for Class 2.

Expense Example (Columbia Variable Portfolio - Small Company Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	100	361	643	1,446
Class 2 Shares	125	439	776	1,727

(Columbia Variable Portfolio - Select Large Cap Growth Fund)
COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Select Large Cap Growth Fund
(the "Fund")

Supplement dated July 16, 2012 to
the Fund's prospectus dated May 1, 2012, as supplemented

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund's prospectus is revised and supplemented as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Select Large Cap Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[2]	1.33%	1.33%
Total annual Fund operating expenses		2.10%	2.35%
Fee waivers and/or reimbursements	[3]	(1.31%)	(1.31%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Fees and Expenses of the Fund.

The section of the Fund's prospectus entitled "Columbia Variable Portfolio – Select Large Cap Growth Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Expense Example (Columbia Variable Portfolio - Select Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	531	1,008	2,327
Class 2 Shares	106	608	1,136	2,585

(Columbia Variable Portfolio - Small Company Growth Fund)
COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Small Company Growth Fund
(the "Fund")

Supplement dated July 16, 2012 to
the Fund's prospectus dated May 1, 2012

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund's prospectus is revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus entitled "Columbia Variable Portfolio – Small Company Growth Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Small Company Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[2]	0.34%	0.34%
Total annual Fund operating expenses		1.21%	1.46%
Fee waivers and/or reimbursements	[3]	(0.23%)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.98%	1.23%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.98% for Class 1 and 1.23% for Class 2.

Expense Example (Columbia Variable Portfolio - Small Company Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	100	361	643	1,446
Class 2 Shares	125	439	776	1,727

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jul. 16, 2012
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	1.33%	[2]
Total annual Fund operating expenses	2.10%
Fee waivers and/or reimbursements	(1.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	1.33%	[2]
Total annual Fund operating expenses	2.35%
Fee waivers and/or reimbursements	(1.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.21%
Fee waivers and/or reimbursements	(0.23%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.98%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.46%
Fee waivers and/or reimbursements	(0.23%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.23%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.98% for Class 1 and 1.23% for Class 2.

Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jul. 16, 2012
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,327
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	2,585
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,446
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,727

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000815425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 16, 2012
Prospectus Date	rr_ProspectusDate	Jul 16, 2012
(Columbia Variable Portfolio - Select Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Select Large Cap Growth Fund
(the "Fund")

Supplement dated July 16, 2012 to
the Fund's prospectus dated May 1, 2012, as supplemented

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund's prospectus is revised and supplemented as follows:

Fees and Expenses Supplement [Text Block]	columbia_SupplementTextBlock_01

Fees and Expenses of the Fund.

The section of the Fund's prospectus entitled "Columbia Variable Portfolio – Select Large Cap Growth Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,008
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.35%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,585
(Columbia Variable Portfolio - Small Company Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Small Company Growth Fund
(the "Fund")

Supplement dated July 16, 2012 to
the Fund's prospectus dated May 1, 2012

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund's prospectus is revised and supplemented as follows:

Fees and Expenses Supplement [Text Block]	columbia_SupplementTextBlock_01

Fees and Expenses of the Fund.

The section of the Fund's prospectus entitled "Columbia Variable Portfolio – Small Company Growth Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,446
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.46%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,727
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.98% for Class 1 and 1.23% for Class 2.